Investment Strategy - Defiance China Memory ETF	Aug. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Overview

The Fund uses a “passive management” (or indexing) approach to seek to track the performance, before fees and expenses, of the Index. The Index is constructed using a rules-based methodology that identifies publicly listed companies economically tied to China that derive significant revenue from the China memory and storage semiconductor value chain, as classified by BITA GmbH (the “Index Provider”).

Index Overview

The Index is designed to track the performance of companies listed on exchanges in mainland China and Hong Kong that are principally engaged in the China memory and storage semiconductor value chain. To be eligible for inclusion, a company must derive at least 50% of its total revenue from at least one of the thematic China memory and storage semiconductor value chain activities listed below, or alternatively, derive at least 25% of its total revenue from five (or more) categories of the thematic value chain activities described below and rank within the top five companies by absolute revenue from thematic value chain activities. Revenue sources considered in determining eligibility, based on the above criteria, must be derived from the following China memory and storage semiconductor value chain activities:

●	Dynamic Random-Access Memory (“DRAM”);

●	NOT AND (“NAND”) Flash;

●	NOT OR (“NOR”) Flash;

●	Static Random-Access Memory (“SRAM”) and Niche Memory;

●	Memory Modules and Solid-State Storage;

●	Memory Interface and Buffer Chips;
●	Storage and Flash Controllers;
●	Memory Foundry;
●	Memory Packaging and Testing;
●	Memory Branding and Distribution; and/or
●	Enabling Equipment, Materials, and Intellectual Property.

The Index includes only ordinary shares of companies which are listed on exchanges in mainland China and Hong Kong.

To qualify for initial inclusion, a company generally must have: (i) a free-float percentage of at least 10%; (ii) a market capitalization of at least $100 million; (iii) a three-month average daily trading value of at least $1.0 million. The Index also applies modified eligibility rules for certain initial public offerings (“IPOs”). Companies who satisfy the eligibility criteria are included in the Index. If a company has more than one share class that qualifies for inclusion in the Index on a stand-alone basis, only the highest ranked share class will be considered for composition, as ranked by three-month average daily trading value. As of July 2026, the Index included 12 constituent companies, although the number of Index constituents is expected to vary, without a minimum or maximum limit on companies included in the Index.

The Index utilizes a modified float-adjusted market capitalization weighting methodology. Constituents are weighted based on their free-float adjusted market capitalizations, subject to a maximum weight of 25% per constituent. Excess weight above the cap is redistributed proportionally among the remaining constituents.

The Index is reconstituted and rebalanced quarterly in January, April, July and October. Please see the prospectus section titled “Additional Information About the Fund,” for a more complete description of the Index’s methodology.

Because the Index is focused on companies engaged in China memory and storage semiconductor value chain activities, the Index, and consequently the Fund, is expected to be concentrated in industries within the information technology sector and the semiconductor and semiconductor equipment and technology hardware, storage and peripherals industries.

The Fund’s Investment Strategy

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in investments that provide exposure to the component securities of the Index. For purposes of this policy, investments providing exposure to Index component securities include: (i) the component securities themselves; (ii) depositary receipts representing such securities; and (iii) derivative instruments (e.g., options and total return swaps) that provide economic exposure to one or more Index component securities or to the Index. For purposes of the Fund’s 80% policy, derivative instruments are valued at their notional value.

The Fund seeks to track the performance of the Index by investing in, or obtaining economic exposure to, the securities included in the Index. The Fund generally uses a “replication” strategy, meaning it will invest directly or indirectly in all, or substantially all, of the component securities of the Index. The Fund may also use a “representative sampling” strategy, under which it invests in a sample of securities that collectively are expected to have investment characteristics similar to those of the Index when the Adviser believes doing so is in the best interests of the Fund.

The Fund may obtain exposure to the Index synthetically through derivatives, including total return swaps and listed options referencing the Index or one or more Index component securities. The Fund may use short-dated, in-the-money call options and other option strategies designed to provide investment exposure similar to direct ownership of underlying securities.

The Fund also may invest in securities, options contracts, swaps, or other investments not included in the Index when the Adviser believes such investments will help the Fund track the Index, enhance performance, manage risk, or otherwise benefit the Fund. These investments may include securities of companies that are economically connected to the China memory and storage semiconductor value chain activities, as well as investments made in connection with corporate actions, Index reconstitutions, liquidity management, or other portfolio management purposes.

The Fund may invest in listed equity securities, including common stocks and other equity interests, and may invest up to 15% of its net assets in private companies engaged in China memory and storage semiconductor value chain activities. The Fund may also invest in American Depository Receipts (“ADRs”), cash and cash equivalents, money market funds, and short-term instruments.

The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in investments that provide exposure to the component securities of the Index.